Commitments and Contingencies - Insurance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Insurance proceeds
Insurance coverage deductible amount per vessel	$ 150
Deductible period under business interruption insurance	14 days
Limit of protection and indemnity insurance for pollution, per vessel per incident	$ 1,000,000
Maximum
Insurance proceeds
Deductible period under business interruption insurance	180 days